Notes Payable and Convertible Note Payable - Schedule of Notes Payable (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Notes payable	$ 15,173,496	$ 78,931
Less: current portion	(5,213,515)
Long-term portion, net of unamortized discounts	9,959,981	78,931
Revolving Note Payable Due Bank [Member]
Notes payable	5,800,000
Note Payable Due To Bank [Member]
Notes payable	4,773,200
Sellers Note Payable [Member]
Notes payable	4,500,000
Note Payable [Member]
Notes payable	$ 100,296	$ 78,931